Condensed Interim Statements of Changes in Shareholders' Equity (Capital Deficiency) (Unaudited) - USD ($)	Number of Shares issued	Share capital	Additional paid in capital	Accumulated deficit	Total
Balance at Dec. 31, 2020			$ 1,078,808	$ (3,679,957)	$ (2,601,149)
Balance (in Shares) at Dec. 31, 2020	3,085,000
Issuance of Capital, net	$ 489,812		1,045,793		1,045,793
Net loss				(73,178)	(73,178)
Balance at Jun. 30, 2021	$ 489,812		2,124,601	(3,753,135)	(1,628,534)
Balance (in Shares) at Jun. 30, 2021	3,085,000
Balance at Dec. 31, 2021	$ 489,812		2,124,601	(4,504,181)	(2,379,580)
Balance (in Shares) at Dec. 31, 2021	3,085,000
Issuance of ordinary shares and warrants upon IPO			17,824,992		17,824,992
Issuance of ordinary shares and warrants upon IPO (in Shares)	4,244,048
Issuance costs			(2,648,408)		(2,648,408)
Conversion of preferred shares into ordinary shares	$ (489,812)
Conversion of preferred shares into ordinary shares (in Shares)	489,812
Reclassification of warrants to purchase ordinary shares from liability to equity			412,299		412,299
Share-based compensation			33,353		33,353
Net loss				(2,273,700)	(2,273,700)
Balance at Jun. 30, 2022			$ 17,746,837	$ (6,777,881)	$ 10,968,956
Balance (in Shares) at Jun. 30, 2022	7,818,860